November 17, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Wasatch Funds Trust (the “Registrant”)
File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 60 under the Securities Act of 1933, as amended (the “1933 Act”) and Post-Effective Amendment No. 62 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding Institutional Class shares for the Wasatch Core Growth Fund, Wasatch Large Cap Value Fund and Wasatch Small Cap Value Fund.

The cover of the Prospectus and the Statement of Additional Information includes the disclosure pursuant to Rule 481(2) under the 1933 Act (“red herring” legend).

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

Enclosures

cc:	R. Biles